Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Nov. 26, 2014
Document Effective Date	Nov. 26, 2014
Prospectus Date	Nov. 26, 2014
Dreyfus Bond Market Index Fund | Investor Shares
Risk/Return:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | BASIC Shares
Risk/Return:
Trading Symbol	DBIRX
Dreyfus Floating Rate Income Fund | Class A
Risk/Return:
Trading Symbol	DFLAX
Dreyfus Floating Rate Income Fund | Class C
Risk/Return:
Trading Symbol	DFLCX
Dreyfus Floating Rate Income Fund | Class I
Risk/Return:
Trading Symbol	DFLIX
Dreyfus Floating Rate Income Fund | Class Y
Risk/Return:
Trading Symbol	DFLYX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DOEAX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DOECX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DOEIX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class Y
Risk/Return:
Trading Symbol	DOEYX
Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSTYX